SIGNIFICANT ACCOUNTING POLICIES - Earnings per Share Table (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Weighted average common and common equivalent shares used in the calculation of basic and diluted earnings per share
Basic weighted average shares of common stock outstanding									124,032	100,868	57,400
Diluted weighted average shares of common stock outstanding									125,833	101,732	57,989
Net income attributable to common stockholders									$ 174	$ 270	$ 74
Weighted average number of shares of common stock outstanding (in 000's):
Basic (in shares)									124,032	100,868	57,400
Diluted (in shares)									125,833	101,732	57,989
Earnings per share attributable to common stockholders:
Basic (in dollars per share)	$ 0.57	$ 0.27	$ 0.21	$ 0.35	$ 0.39	$ 0.16	$ 1.86	$ 0.37	$ 1.40	$ 2.67	$ 1.28
Diluted (in dollars per share)	$ 0.56	$ 0.27	$ 0.20	$ 0.35	$ 0.39	$ 0.16	$ 1.84	$ 0.37	$ 1.38	$ 2.65	$ 1.27
Restricted Stock Units (RSUs) [Member]
Weighted average common and common equivalent shares used in the calculation of basic and diluted earnings per share
Net effect of common stock equivalents (in shares)									1,801	864	588
Employee and Nonemployee Stock Options [Member]
Weighted average common and common equivalent shares used in the calculation of basic and diluted earnings per share
Net effect of common stock equivalents (in shares)											1